CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Share	Additional paid-in capital	Accumulated deficit	Total
Beginning balance at Dec. 31, 2020	$ 31,646	$ 75,715	$ (90,983)	$ 16,378
Beginning balance, shares at Dec. 31, 2020	46,239,183
Exercise of warrants, net of issuance expenses in an amount of $22	$ 18,099	1,120	0	19,219
Exercise of warrants, net of issuance expenses in an amount of $22, shares	24,204,682
RSUs vesting	$ 18	(18)	0	0
RSUs vesting, shares	24,395
Share-based compensation	$ 0	73	0	73
Net Income (Loss) Attributable to Parent	0	0	(3,566)	(3,566)
Ending balance at Mar. 31, 2021	$ 49,763	76,890	(94,549)	32,104
Ending balance, shares at Mar. 31, 2021	70,468,260
Beginning balance at Dec. 31, 2020	$ 31,646	75,715	(90,983)	16,378
Beginning balance, shares at Dec. 31, 2020	46,239,183
Net Income (Loss) Attributable to Parent				(7,484)
Ending balance at Jun. 30, 2021	$ 49,767	76,951	(98,467)	28,251
Ending balance, shares at Jun. 30, 2021	70,473,641
Beginning balance at Mar. 31, 2021	$ 49,763	76,890	(94,549)	32,104
Beginning balance, shares at Mar. 31, 2021	70,468,260
RSUs vesting	$ 4	(4)	0	0
RSUs vesting, shares	5,381
Share-based compensation	$ 0	65	0	65
Net Income (Loss) Attributable to Parent	0	0	(3,918)	(3,918)
Ending balance at Jun. 30, 2021	$ 49,767	76,951	(98,467)	28,251
Ending balance, shares at Jun. 30, 2021	70,473,641
Beginning balance at Dec. 31, 2021	$ 68,787	90,089	(108,185)	50,691
Beginning balance, shares at Dec. 31, 2021	96,411,949
Issuance of ordinary shares in registered direct offerings, net of issuance expenses in an amount of $1,150	$ 14,815	(5,965)	0	8,850
Issuance of ordinary shares in registered direct offerings, net of issuance expenses in an amount of $1,150 ( In Shares)	20,000,000
Share-based compensation	$ 0	250	0	250
Net Income (Loss) Attributable to Parent	0	0	(5,834)	(5,834)
Ending balance at Mar. 31, 2022	$ 83,602	84,374	(114,019)	53,957
Ending balance, shares at Mar. 31, 2022	116,411,949
Beginning balance at Dec. 31, 2021	$ 68,787	90,089	(108,185)	50,691
Beginning balance, shares at Dec. 31, 2021	96,411,949
Net Income (Loss) Attributable to Parent				(10,641)
Ending balance at Jun. 30, 2022	$ 83,602	84,648	(118,826)	49,424
Ending balance, shares at Jun. 30, 2022	116,411,949
Beginning balance at Mar. 31, 2022	$ 83,602	84,374	(114,019)	53,957
Beginning balance, shares at Mar. 31, 2022	116,411,949
Share-based compensation	$ 0	274	0	274
Net Income (Loss) Attributable to Parent	0	0	(4,807)	(4,807)
Ending balance at Jun. 30, 2022	$ 83,602	$ 84,648	$ (118,826)	$ 49,424
Ending balance, shares at Jun. 30, 2022	116,411,949